CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 5,110	$ 2,469
Short-term bank deposits	44,373	33,154
Prepaid expenses	307	255
Other receivables	586	223
Total current assets	50,376	36,101
NON-CURRENT ASSETS
Long-term prepaid expenses	61	52
Long-term investment	1,000
Property and equipment, net	2,505	2,605
Intangible assets, net	7,023	181
Total non-current assets	10,589	2,838
Total assets	60,965	38,939
CURRENT LIABILITIES
Current maturities of long-term bank loan	93	93
Accounts payable and accruals:
Trade	5,516	2,590
Other	1,113	978
Total current liabilities	6,722	3,661
NON-CURRENT LIABILITIES
Long-term bank loan, net of current maturities	157	250
Warrants	1,205	1
Total non-current liabilities	1,362	251
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	8,084	3,912
EQUITY
Ordinary shares	2,836	1,513
Share premium	240,682	199,567
Capital reserve	10,337	10,569
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(199,558)	(175,206)
Total equity	52,881	35,027
Total liabilities and equity	$ 60,965	$ 38,939